UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

Capital World Growth and Income FundSM
Investment portfolio

August 31, 2007
unaudited

Common stocks — 92.89%	Shares	Market value (000)

FINANCIALS — 20.44%
Banco Santander, SA	93,336,904	$1,704,349
Citigroup Inc.	21,062,500	987,410
HSBC Holdings PLC (United Kingdom)	32,076,769	580,205
HSBC Holdings PLC (Hong Kong)	19,779,200	354,437
UniCredito Italiano SpA	91,240,000	780,685
AXA SA	18,457,722	739,730
Lloyds TSB Group PLC	63,915,000	702,421
Shinhan Financial Group Co., Ltd.	10,518,500	641,427
BNP Paribas SA	5,892,870	621,699
ING Groep NV	15,016,834	604,081
Banco Itaú Holding Financeira SA, preferred nominative	12,607,100	552,183
Bank of America Corp.	9,583,300	485,682
Banco Bradesco SA, preferred nominative	18,876,738	470,596
Intesa Sanpaolo SpA	61,300,000	461,940
National Bank of Greece SA	6,905,285	410,833
Woori Finance Holdings Co., Ltd.	17,465,960	397,546
Société Générale	2,337,912	377,112
UBS AG	6,661,622	347,477
Kookmin Bank	4,272,000	345,221
Sun Hung Kai Properties Ltd.	24,450,000	326,171
Wachovia Corp.	6,515,000	319,105
Washington Mutual, Inc.	8,405,000	308,632
Banco Bilbao Vizcaya Argentaria, SA	13,375,500	307,850
JPMorgan Chase & Co.	6,850,000	304,962
OTP Bank PLC	5,127,000	259,758
OTP Bank PLC (GDR)	365,000	34,894
Commonwealth Bank of Australia	6,446,685	290,330
Commerzbank U.S. Finance, Inc.	7,071,000	289,937
Hang Seng Bank Ltd.	18,267,400	286,574
ABN AMRO Holding NV	5,861,965	272,634
Mitsui Trust Holdings, Inc.	29,097,000	242,622
QBE Insurance Group Ltd.	8,523,525	242,567
ICICI Bank Ltd.	10,186,803	222,795
ICICI Bank Ltd. (ADR)	4,000	178
Credit Suisse Group	3,381,362	221,029
Westfield Group	12,658,787	216,357
Royal Bank of Scotland Group PLC	18,379,501	212,923
Sampo Oyj, Class A	6,825,000	195,216
Freddie Mac	2,985,000	183,906
Fifth Third Bancorp	5,000,000	178,450
Fortis SA/NV	4,714,100	172,803
Hypo Real Estate Holding AG	3,119,099	171,291
Crédit Agricole SA	4,400,000	166,086
Fannie Mae	2,500,000	164,025
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,410,000	157,328
NIPPONKOA Insurance Co., Ltd.	16,911,000	156,921
Deutsche Börse AG	1,399,521	154,477
Grupo Financiero Banorte, SAB de CV, Series O	36,848,252	150,256
DnB NOR ASA	10,936,100	150,031
Swire Pacific Ltd., Class A	13,019,000	143,952
Millea Holdings, Inc.	3,653,000	141,264
St. George Bank Ltd.	4,864,729	136,298
EFG Eurobank Ergasias SA	3,854,400	131,310
Krung Thai Bank PCL	374,386,000	124,395
Allied Capital Corp.	3,798,000	113,256
Siam Commercial Bank PCL	47,000,000	107,534
Sumitomo Mitsui Financial Group, Inc.	13,085	103,347
Allianz SE	460,000	98,615
Wells Fargo & Co.	2,522,000	92,154
Bank of the Philippine Islands	69,103,675	90,103
Hana Financial Holdings	1,902,000	90,031
CapitaLand Ltd.	17,000,000	82,497
National City Corp.	2,994,000	80,569
BOC Hong Kong (Holdings) Ltd.	32,744,500	78,628
Sompo Japan Insurance Inc.	6,000,000	67,069
Mizuho Financial Group, Inc.	10,520	66,562
Cathay Financial Holding Co., Ltd.	28,645,781	63,821
Willis Group Holdings Ltd.	1,625,000	63,212
Samsung Fire & Marine Insurance Co., Ltd.	321,530	62,558
Bank of Ireland	3,375,000	62,548
Mitsui Sumitomo Insurance Co., Ltd.	5,394,000	60,808
Erste Bank der oesterreichischen Sparkassen AG	838,900	60,805
Kimco Realty Corp.	1,325,000	56,736
iStar Financial, Inc.	1,550,000	56,730
FirstRand Ltd.	16,700,000	54,768
Swedbank AB (publ), Class A	1,664,000	54,469
Marsh & McLennan Companies, Inc.	2,000,000	53,300
GAGFAH SA	2,540,799	50,654
Unibail-Rodamco, non-registered shares	210,000	50,580
Fairfax Financial Holdings Ltd.	240,000	49,911
PNC Financial Services Group, Inc.	700,000	49,259
Developers Diversified Realty Corp.	900,000	48,132
Kasikornbank PCL, nonvoting depositary receipt	19,683,700	45,322
Insurance Australia Group Ltd.	10,915,453	44,835
DBS Group Holdings Ltd	3,258,000	42,731
Brookfield Asset Management Inc., Class A	1,236,250	41,990
Bank Hapoalim BM	7,455,000	35,095
Aioi Insurance Co. Ltd.	5,561,000	31,201
Corporación Mapfre, SA	6,454,260	28,496
AEON Mall Co., Ltd.	938,100	28,260
Hongkong Land Holdings Ltd.	6,650,500	25,538
HBOS PLC	1,100,000	19,497
Sun Life Financial Inc.	365,000	17,574
XL Capital Ltd., Class A	180,000	13,716
		20,945,272

TELECOMMUNICATION SERVICES — 9.88%
Koninklijke KPN NV	81,098,700	1,264,271
AT&T Inc.	28,051,874	1,118,428
Vodafone Group PLC	296,262,328	954,666
France Télécom SA	23,209,144	700,224
Singapore Telecommunications Ltd.	257,148,810	613,825
América Móvil, SAB de CV, Series L (ADR)	8,622,000	521,286
Verizon Communications Inc.	11,800,000	494,184
Telefónica, SA	17,753,500	440,791
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	368,927,000	426,517
Philippine Long Distance Telephone Co.	4,722,020	270,193
Philippine Long Distance Telephone Co. (ADR)	1,650,000	96,904
TeliaSonera AB	43,921,700	342,695
Telekom Austria AG, non-registered shares	12,499,750	322,272
Telenor ASA[1]	17,205,100	317,568
Far EasTone Telecommunications Co., Ltd.	192,780,000	233,451
MTN Group Ltd.	14,725,000	225,011
Chunghwa Telecom Co., Ltd.	71,448,652	126,914
Chunghwa Telecom Co., Ltd. (ADR)	5,296,277	92,791
Telekomunikacja Polska SA	28,069,100	217,241
KDDI Corp.	26,670	206,039
Sprint Nextel Corp., Series 1	8,800,000	166,496
Taiwan Mobile Co., Ltd.	130,173,000	165,725
Telekom Malaysia Bhd.	58,294,000	162,390
Advanced Info Service PCL	47,485,900	128,714
Teléfonos de México, SAB de CV, Class L (ADR)	3,623,474	128,054
SK Telecom Co., Ltd. (ADR)	3,455,000	94,563
China Netcom Group Corp. (Hong Kong) Ltd.	35,600,000	86,033
China Unicom Ltd.	40,870,000	76,331
COSMOTE Mobile Telecommunications SA	1,650,000	51,310
GLOBE TELECOM, Inc.	912,500	27,041
Magyar Telekom Telecommunications PLC	5,243,600	26,370
Bouygues SA	280,000	22,058
		10,120,356

CONSUMER DISCRETIONARY — 9.40%
Vivendi SA	26,936,100	1,101,542
Compagnie Générale des Etablissements Michelin, Class B	7,169,000	903,358
Renault SA	5,288,931	713,660
OPAP (Greek Organization of Football Prognostics) SA	15,949,410	583,782
Continental AG	4,164,050	541,390
Hyundai Motor Co.	6,100,658	452,671
Hyundai Motor Co., nonvoting preferred, Series 2	1,407,550	56,047
DaimlerChrysler AG	5,624,000	499,528
Target Corp.	6,839,000	450,895
General Motors Corp.	12,940,000	397,776
Lowe’s Companies, Inc.	10,415,000	323,490
Lotte Shopping Co.	765,815	286,160
Esprit Holdings Ltd.	17,600,200	256,240
British Sky Broadcasting Group PLC	18,655,000	254,108
Honda Motor Co., Ltd.	6,749,000	222,539
Mediaset SpA	20,485,000	217,457
Carnival Corp., units	3,850,000	175,521
Idearc Inc.	5,000,000	170,650
William Hill PLC	12,645,800	156,827
Toyota Motor Corp.	2,239,000	130,649
H & M Hennes & Mauritz AB, Class B	2,310,000	130,273
Ford Motor Co.[1]	16,000,000	124,960
YUM! Brands, Inc.	3,000,000	98,160
Aristocrat Leisure Ltd.	8,490,027	97,061
Hyundai Mobis Co., Ltd.	850,070	91,532
KangwonLand Inc.	3,781,280	90,702
Yue Yuen Industrial (Holdings) Ltd.	28,465,000	85,988
Harrah’s Entertainment, Inc.	1,000,000	85,770
Virgin Media Inc.[1]	3,500,000	83,300
Pou Chen Corp.	80,774,268	80,799
Nitori Co., Ltd.	1,526,900	79,475
DSG International PLC	24,603,000	76,899
D.R. Horton, Inc.	4,700,000	71,017
Kingfisher PLC	15,924,599	66,953
Daito Trust Construction Co., Ltd.	1,190,000	56,187
VF Corp.	665,000	53,100
Swatch Group Ltd, non-registered shares	117,350	35,148
Swatch Group Ltd	295,873	16,633
Limited Brands, Inc.	1,975,400	45,750
Truworths International Ltd.	9,750,000	44,875
LG Electronics Inc.	566,005	43,446
Carnival PLC	960,000	42,550
Kia Motors Corp.[1]	3,000,000	40,618
Best Buy Co., Inc.	632,000	27,776
News Corp., Class A	1,219,458	24,670
Gestevisión Telecinco SA	865,000	22,985
Li & Fung Ltd.	5,094,000	18,884
Kesa Electricals PLC	147,598	920
		9,630,721

MATERIALS — 9.07%
Bayer AG, non-registered shares	20,853,500	1,645,916
China Steel Corp.	568,030,229	771,378
Barrick Gold Corp.	15,816,000	514,336
Barrick Gold Corp. (CAD denominated)	2,931,540	95,402
Linde AG	4,639,800	544,697
Koninklijke DSM NV2	10,111,125	517,104
Formosa Plastics Corp.	162,198,870	403,162
POSCO	519,730	318,044
Akzo Nobel NV	3,985,000	313,712
Freeport-McMoRan Copper & Gold Inc.	3,438,500	300,594
E.I. du Pont de Nemours and Co.	6,090,000	296,887
Syngenta AG	1,576,500	295,121
BASF AG	2,073,000	274,380
K+S AG	1,871,600	268,790
Gold Fields Ltd.	15,250,000	234,533
Potash Corp. of Saskatchewan Inc.	2,370,000	209,887
Nitto Denko Corp.	4,198,000	195,677
Dow Chemical Co.	4,000,000	170,520
Impala Platinum Holdings Ltd.	5,619,112	167,390
International Paper Co.	4,720,500	165,737
AngloGold Ashanti Ltd.	4,000,000	156,860
Lonza Group Ltd.	1,500,000	147,168
Israel Chemicals Ltd.	18,812,189	146,809
Boral Ltd.	22,080,960	142,267
James Hardie Industries NV	20,944,347	138,536
Newcrest Mining Ltd.	6,000,000	120,040
ArcelorMittal	1,610,000	105,924
Weyerhaeuser Co.	1,375,000	93,734
Vulcan Materials Co.	885,000	79,659
Taiwan Cement Corp.	60,600,000	77,885
UPM-Kymmene Corp.	2,784,000	63,090
Alcoa Inc.	1,365,000	49,863
Packaging Corp. of America	1,800,000	46,890
Sonoco Products Co.	1,200,000	43,224
Makhteshim-Agan Industries Ltd.[1]	5,235,000	40,015
Martin Marietta Materials, Inc.	290,000	39,150
Imperial Chemical Industries PLC	2,742,500	35,062
Sappi Ltd.	1,239,000	19,533
Stora Enso Oyj, Class R (ADR)	1,086,300	19,488
M-real Oyj, Class B	2,369,500	13,013
Smurfit-Stone Container Corp.[1]	974,200	10,288
		9,291,765

ENERGY — 8.31%
Royal Dutch Shell PLC, Class B	20,949,312	817,005
Royal Dutch Shell PLC, Class A (ADR)	5,220,000	403,767
Royal Dutch Shell PLC, Class A	7,850,000	304,442
Royal Dutch Shell PLC, Class B (ADR)	1,142,148	88,871
TOTAL SA	10,079,000	758,840
TOTAL SA (ADR)	2,250,000	168,952
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	9,864,000	525,061
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	5,680,000	351,251
Chevron Corp.	9,376,962	822,922
PetroChina Co. Ltd., Class H	331,950,000	485,413
Oil & Natural Gas Corp. Ltd.	21,439,168	453,748
Hess Corp.	5,250,000	322,192
ENI SpA	8,500,000	293,975
ConocoPhillips	3,450,000	282,521
Canadian Natural Resources, Ltd.	4,050,000	277,154
Norsk Hydro ASA	7,329,500	271,831
Sasol Ltd.	5,767,971	234,121
Husky Energy Inc.	6,030,000	221,502
Exxon Mobil Corp.	2,400,000	205,752
Canadian Oil Sands Trust	5,550,205	160,419
Canadian Oil Sands Trust[3]	1,100,000	31,794
Reliance Industries Ltd.	3,546,000	171,180
Türkiye Petrol Rafinerileri AS	7,051,000	161,397
Thai Oil PCL	65,338,500	156,157
PTT Exploration and Production PCL	28,661,300	101,914
China National Offshore Oil Corp.	76,956,900	94,075
Schlumberger Ltd.	900,000	86,850
Caltex Australia Ltd.	4,164,181	82,291
Marathon Oil Corp.	1,340,000	72,213
Williams Companies, Inc.	1,935,000	59,985
SBM Offshore NV	840,000	31,490
OAO NOVATEK (GDR)	300,000	15,000
		8,514,085

INFORMATION TECHNOLOGY — 7.03%
Microsoft Corp.	48,104,000	1,382,028
Nokia Corp.	18,276,900	601,976
Nokia Corp. (ADR)	16,836,200	553,574
International Business Machines Corp.	5,930,000	691,972
Oracle Corp.[1]	22,201,800	450,252
Taiwan Semiconductor Manufacturing Co. Ltd.	134,563,212	255,748
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	16,194,748	160,652
Samsung Electronics Co., Ltd.	630,108	397,008
Cisco Systems, Inc.[1]	12,155,000	387,988
Intel Corp.	14,042,900	361,605
Delta Electronics, Inc.	84,751,217	315,987
STMicroelectronics NV	15,000,000	261,230
Acer Inc.	108,097,500	189,719
Toshiba Corp.	19,473,000	175,484
Lite-On Technology Corp.[4]	91,847,313	146,502
Hoya Corp.	4,033,000	139,945
Murata Manufacturing Co., Ltd.	1,982,000	138,920
Compal Electronics, Inc.	87,729,541	97,595
Hewlett-Packard Co.	1,800,000	88,830
Seagate Technology	2,600,000	67,132
Quanta Computer Inc.	38,310,424	62,360
Powerchip Semiconductor Corp.	121,054,350	59,812
ASML Holding NV1	1,000,000	29,611
ASML Holding NV (New York registered)[1]	985,000	29,225
Microchip Technology Inc.	1,340,000	51,617
Texas Instruments Inc.	1,500,000	51,360
Mediatek Incorporation	1,575,000	26,735
Samsung SDI Co., Ltd.	400,000	26,311
livedoor holdings Co., Ltd.[1,4]	41,772	2,885
		7,204,063

UTILITIES — 7.02%
E.ON AG	11,832,214	1,985,641
RWE AG	14,357,700	1,614,915
Electricité de France SA	6,829,196	689,772
SUEZ SA	10,343,860	588,349
Veolia Environnement	6,548,877	502,251
NTPC Ltd.	102,607,070	437,886
Cia. Energética de Minas Gerais — Cemig, preferred nominative	11,234,650	216,282
Exelon Corp.	2,645,000	186,922
Tokyo Gas Co., Ltd.	34,075,000	169,125
Fortum Oyj	5,000,000	165,432
Electric Power Development Co., Ltd.	4,080,000	149,676
Spark Infrastructure[2]	56,535,632	85,871
Hong Kong and China Gas Co. Ltd.	26,986,300	62,309
Hongkong Electric Holdings Ltd.	10,680,000	53,565
Equitable Resources, Inc.	1,050,000	51,650
Southern Co.	1,440,000	51,106
Dominion Resources, Inc.	567,811	48,366
FirstEnergy Corp.	780,000	47,923
Ameren Corp.	700,000	35,546
MDU Resources Group, Inc.	1,100,000	29,755
Ratchaburi Electricity Generating Holding PCL	15,258,000	20,345
		7,192,687

CONSUMER STAPLES — 6.73%
Diageo PLC	70,708,800	1,509,968
Altria Group, Inc.	11,614,000	806,128
Tesco PLC	77,505,563	664,232
Nestlé SA	1,524,500	663,293
PepsiCo, Inc.	5,810,000	395,254
Coca-Cola Co.	5,650,000	303,857
Koninklijke Ahold NV1	21,404,800	285,850
Groupe Danone SA	2,846,000	216,833
Kraft Foods Inc., Class A	6,460,736	207,131
InBev	2,317,930	190,150
Reynolds American Inc.	2,470,282	163,335
Seven & I Holdings Co., Ltd.	6,098,000	162,648
Wal-Mart Stores, Inc.	3,378,000	147,382
SABMiller PLC	5,132,216	140,748
Kellogg Co.	2,375,000	130,459
Foster’s Group Ltd.	17,750,000	91,606
Imperial Tobacco Group PLC	2,000,000	90,379
L’Oréal SA	711,000	83,304
Shoppers Drug Mart Corp.	1,565,000	79,014
Tingyi (Cayman Islands) Holding Corp.	54,070,000	77,680
Scottish & Newcastle PLC	6,053,900	75,566
METRO AG	840,000	72,801
Fomento Económico Mexicano, SAB de CV (ADR)	1,737,700	60,541
Koninklijke Numico NV	725,000	53,340
Bunge Ltd.	522,133	47,744
Unilever NV	1,340,000	40,958
Procter & Gamble Co.	601,700	39,297
Woolworths Ltd.	1,504,849	36,767
UST Inc.	655,900	32,323
Avon Products, Inc.	660,000	22,671
		6,891,259

HEALTH CARE — 6.08%
Roche Holding AG	7,861,416	1,366,863
Novo Nordisk A/S, Class B	12,087,200	1,344,546
Pfizer Inc	20,561,700	510,753
Abbott Laboratories	8,678,000	450,475
Schering-Plough Corp.	13,750,000	412,775
Bristol-Myers Squibb Co.	9,512,700	277,295
AstraZeneca PLC (Sweden)	4,186,200	205,698
AstraZeneca PLC (United Kingdom)	920,000	45,359
Merck & Co., Inc.	4,500,000	225,765
Merck KGaA	1,643,820	210,877
UCB SA	3,510,000	197,541
Medtronic, Inc.	3,500,000	184,940
GlaxoSmithKline PLC	6,980,000	182,273
UnitedHealth Group Inc.	2,377,000	118,874
Chugai Pharmaceutical Co., Ltd.	6,500,000	116,703
Wyeth	2,477,000	114,685
Daiichi Sankyo Co., Ltd.	3,360,000	91,650
Smith & Nephew PLC	4,283,600	50,445
Richter Gedeon NYRT	219,500	43,542
Johnson & Johnson	600,000	37,074
McKesson Corp.	645,000	36,900
		6,225,033

INDUSTRIALS — 5.21%
General Electric Co.	23,577,900	916,473
United Parcel Service, Inc., Class B	7,483,600	567,706
Siemens AG	4,121,000	517,710
United Technologies Corp.	5,197,000	387,852
PACCAR Inc	3,497,467	299,208
Singapore Technologies Engineering Ltd.	103,500,000	249,774
Sandvik AB	11,753,000	239,278
Scania AB, Class B	9,860,400	229,015
Deutsche Post AG	7,129,720	207,235
Macquarie Airports	56,630,327	201,163
Atlas Copco AB, Class A	8,996,000	149,522
Cintra, Concesiones de Infraestructuras de Transporte, SA	8,568,590	134,746
Wienerberger AG	1,814,890	129,519
ComfortDelGro Corp. Ltd.	95,600,000	122,251
Schneider Electric SA	868,187	115,350
Tyco International Ltd.	2,390,000	105,542
AB Volvo, Class B	5,677,500	98,280
Finmeccanica SpA	2,740,000	80,314
Fraport AG	1,076,100	73,525
ABB Ltd	2,625,000	64,549
ELLINIKI TECHNODOMIKI TEB SA	4,795,000	63,120
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,054,046	62,928
Brisa Auto-Estradas de Portugal SA	4,414,700	56,730
Cie. de Saint-Gobain	517,500	56,317
Wesfarmers Ltd.	1,600,000	50,381
Nippon Express Co., Ltd.	9,052,800	47,667
Wolseley PLC	1,924,841	40,367
SMC Corp.	241,000	31,953
Singapore Post Private Ltd.	35,285,000	28,693
SK Holdings Co. Ltd.	93,043	14,333
Contax Participações SA, ordinary nominative	762,130	1,417
		5,342,918

MISCELLANEOUS — 3.72%
Other common stocks in initial period of acquisition		3,813,144

Total common stocks (cost: $71,757,539,000)		95,171,303

Rights — 0.00%

MISCELLANEOUS — 0.00%
Other rights in initial period of acquisition		4,149

Total rights (cost: $0)		4,149

	Shares or
Convertible securities — 0.43%	principal amount

CONSUMER DISCRETIONARY — 0.37%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	6,499,555	233,984
Ford Motor Co. 4.25% convertible notes 2036	$137,400,000	148,392
		382,376

TELECOMMUNICATION SERVICES — 0.03%
Crown Castle International Corp. 6.25% convertible preferred 2012[1]	635,200	34,936

INFORMATION TECHNOLOGY — 0.03%
ASML Holding NV 5.50% convertible notes 2010	€12,700,000	26,029

Total convertible securities (cost: $441,248,000)		443,341

	Principal amount	Market value
Bonds & notes — 0.26%	(000)	(000)

CONSUMER DISCRETIONARY — 0.17%
General Motors Corp. 8.25% 2023	12,240	9,823
General Motors Corp. 8.375% 2033	137,760	111,241
R.H. Donnelley Corp., Series A-2, 6.875% 2013	20,150	19,092
R.H. Donnelley Corp., Series A-3, 8.875% 2016	17,600	18,128
Delphi Automotive Systems Corp. 6.55% 2006[5]	14,955	15,179
		173,463

NON-U.S. GOVERNMENT BONDS & NOTES — 0.06%
Brazilian Treasury Bill 0% 2008[4]	BRL68	33,664
Turkey (Republic of) Treasury Bill 0% 2008[4]	TRY42,500	27,867
		61,531

FINANCIALS — 0.03%
General Motors Acceptance Corp. 6.125% 2008	$30,000	29,797

Total bonds & notes (cost: $265,461,000)		264,791

	Principal amount	Market value
Short-term securities — 6.03%	(000)	(000)

Federal Home Loan Bank 4.77%–5.15% due 9/21–11/21/2007	449,300	445,997
Freddie Mac 4.91%–5.16% due 9/7/2007–1/28/2008	311,700	309,571
AstraZeneca PLC 5.25%–5.26% due 9/14–10/17/2007	169,900	168,996
AstraZeneca PLC 5.255%–5.40% due 10/19–11/2/2007[3]	64,875	64,357
HBOS Treasury Services PLC 5.245% due 10/12–10/18/2007	220,300	218,834
Westpac Banking Corp. 5.21%–5.25% due 9/4–10/26/2007[3]	216,000	214,641
Depfa Bank PLC 5.245%–5.25% due 9/14–10/22/2007[3]	205,000	203,919
International Bank for Reconstruction and Development 5.12%–5.15% due 9/13–10/9/2007	199,700	199,168
UBS Finance (Delaware) LLC 5.235%–5.405% due 9/24–10/16/2007	197,700	196,669
BASF AG 5.245%–5.30% due 9/28–10/25/2007[3]	193,005	191,772
Société Générale North America, Inc. 5.20%–5.245% due 9/5–10/22/2007	184,100	183,223
Siemens Capital Co. LLC 5.23%–5.245% due 9/25–10/30/2007[3]	184,100	183,127
Fannie Mae 4.75%–5.16% due 9/19–11/6/2007	172,900	172,123
Nestlé Capital Corp. 5.21%–5.29% due 9/11–12/19/2007[3]	171,200	169,738
Liberty Street Funding Corp. 5.25%–5.26% due 9/7–10/10/2007[3]	165,000	164,546
American Honda Finance Corp. 5.22%–5.27% due 9/13–10/26/2007	157,961	157,321
BMW U.S. Capital LLC 5.22% due 9/24–10/12/2007[3]	151,800	151,070
Danske Corp. 5.20%–5.23% due 9/5–11/19/2007[3]	151,400	150,654
Barclays U.S. Funding Corp. 5.25% due 9/17–9/25/2007	141,400	140,997
General Electric Co. 5.24%–5.27% due 9/11–10/23/2007	125,000	124,340
Australia & New Zealand Banking Group, Ltd. 5.235% due 10/18/2007[3]	100,000	99,313
ANZ National (International) Ltd. 5.43% due 11/2/2007[3]	25,000	24,760
Unilever Capital Corp. 5.25%–5.33% due 11/13–11/19/2007[3]	125,000	123,514
Total Capital SA 5.25%–5.40% due 10/1–11/15/2007[3]	109,600	108,864
ING (U.S.) Funding LLC 5.23% due 10/12–10/25/2007	103,800	103,074
Royal Bank of Scotland PLC 5.22%–5.32% due 9/18–10/16/2007	100,900	100,417
Calyon North America Inc. 5.195%–5.225% due 9/21–10/9/2007	100,000	99,568
Allied Irish Banks N.A. Inc. 5.245%–5.285% due 10/5–10/9/2007[3]	99,600	99,057
Toyota Motor Credit Corp. 5.22% due 9/6/2007	75,000	74,938
Toyota Credit de Puerto Rico Corp. 5.245% due 9/13/2007	20,800	20,762
BNP Paribas Finance Inc. 5.21%–5.23% due 9/20–10/1/2007	95,500	95,159
Svenska Handelsbanken Inc. 5.24% due 10/22/2007	92,700	91,987
HSBC USA Inc. 5.24% due 10/19/2007	90,395	89,757
Abbey National N.A. LLC 5.21% due 9/27/2007	86,500	86,175
CAFCO, LLC 5.27%–6.00% due 9/5–10/1/2007[3]	55,800	55,649
Ciesco LLC 6.05% due 10/10/2007[3]	30,000	29,798
Dexia Delaware LLC 5.23%–5.26% due 9/10–11/1/2007	84,000	83,518
Variable Funding Capital Corp. 5.67%–5.90% due 10/5–10/10/2007[3]	83,600	83,087
AT&T Inc. 5.25% due 9/26/2007[3]	75,000	74,715
Amsterdam Funding Corp. 5.24% due 9/19/2007[3]	40,000	39,893
ABN-AMRO North America Finance Inc. 5.195% due 11/30/2007	32,500	32,049
Wal-Mart Stores Inc. 5.28% due 10/9/2007[3]	57,500	57,171
Ranger Funding Co. LLC 5.25% due 10/15/2007[3]	51,428	51,068
Rabobank USA Financial Corp. 5.23% due 9/5/2007	50,000	49,965
KfW International Finance Inc.5.21% due 10/9/2007[3]	50,000	49,714
Bank of Ireland 5.27% due 10/11/2007[3]	50,000	49,703
Canadian Imperial Holdings Inc. 5.43% due 10/29/2007	50,000	49,559
National Australia Funding (Delaware) Inc. 5.28% due 10/31/2007[3]	50,000	49,536
CBA (Delaware) Finance Inc. 5.25% due 9/5/2007	49,100	49,066
DaimlerChrysler Revolving Auto Conduit LLC 5.26% due 10/10/2007	46,444	46,167
IBM International Group Capital LLC 5.23% due 9/27/2007	42,500	42,333
Coca-Cola Co. 5.24% due 10/25/2007[3]	40,655	40,333
Swedish Export Credit Corp. 5.22% due 9/24/2007	40,000	39,862
Procter & Gamble International Funding S.C.A. 5.23% due 10/11/2007[3]	40,000	39,761
Paccar Financial Corp. 5.30%–5.31% due 10/11–11/8/2007	36,500	36,218
Swedbank Mortgage AB 5.25% due 9/4/2007	29,200	29,183
Credit Suisse New York Branch 5.24% due 9/14/2007	25,000	24,951
International Lease Finance Corp. 5.25% due 10/24/2007	24,500	24,311
Old Line Funding, LLC 5.25% due 9/7/2007[3]	22,500	22,477

Total short-term securities (cost: $6,177,849,000)		6,178,495

Total investment securities (cost: $78,642,097,000)		102,062,079
Other assets less liabilities		398,646

Net assets		$102,460,725

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,624,031,000, which represented 2.56% of the net assets of the fund.

[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $210,918,000.
[5]	Scheduled interest and/or principal payment was not received.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

 unaudited
Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended August 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 8/31/07 (000)

Koninklijke DSM NV	10,097,356	13,769	—	10,111,125	$11,686	$517,104
Spark Infrastructure	56,535,632	—	—	56,535,632	6,677	85,871
					$18,363	$602,975

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$24,285,874
Gross unrealized depreciation on investment securities	(882,038)
Net unrealized appreciation on investment securities	23,403,836
Cost of investment securities for federal income tax purposes	78,658,243

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-933-1007O-S10933

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: October 29, 2007

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: October 29, 2007